Intangible Assets, Net - Schedule of Estimated Amortization Expenses (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Estimated Amortization Expenses [Abstract]
2026	$ 138,477
2027	138,167
2028	134,761
2029	134,760
2030	134,763
Thereafter	397,746
Total	$ 1,078,674	$ 511,740